Consolidated Statement of Shareholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Preferred Stock [Member]	Comprehensive Income [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 2,596	$ 32,787,379	$ 100,000	$ (23,139)	$ (32,655,174)	$ 211,662
Shares, Outstanding, Beginning Balance at Dec. 31, 2021	2,595,620		1,000,000
Common stock and pre-funded warrants issued in public offering	$ 6,657	30,360,528				30,367,185
[custom:CommonStockAndPrefundedWarrantsIssuedInPrivateOfferingShares]	6,656,526
Exercise of warrants	$ 9,633	13,183,544				13,193,177
Stock Issued During Period, Shares, Conversion of Convertible Securities	9,633,486
Preferred stock purchased from related party			$ (99,000)			(99,000)
Stock Repurchased During Period, Shares			(990,000)
Net (loss)				(56,764)	(3,232,125)	(3,288,889)
Ending balance, value at Sep. 30, 2022	$ 18,886	76,331,451	$ 1,000	(79,903)	(35,887,299)	40,384,135
Shares, Outstanding, Ending Balance at Sep. 30, 2022	18,885,632		10,000
Beginning balance, value at Jun. 30, 2022	$ 18,886	76,331,451	$ 1,000	(34,777)	(34,430,280)	41,886,280
Shares, Outstanding, Beginning Balance at Jun. 30, 2022	18,885,632		10,000
Net (loss)				(45,126)	(1,457,019)	(1,502,145)
Ending balance, value at Sep. 30, 2022	$ 18,886	76,331,451	$ 1,000	(79,903)	(35,887,299)	40,384,135
Shares, Outstanding, Ending Balance at Sep. 30, 2022	18,885,632		10,000
Beginning balance, value at Dec. 31, 2022	$ 22,585	80,841,752	$ 1,000	161,847	(59,399,614)	21,627,570
Shares, Outstanding, Beginning Balance at Dec. 31, 2022	22,585,632		10,000
Repurchase of common stock	$ (514)	(540,629)
[custom:RepurchaseOfCommonStockShares]	(513,723)
Common stock and pre-funded warrants issued in a private offering	$ 2,451	4,086,767				4,089,218
Stock Issued During Period, Shares, New Issues	2,450,000
Exercise of warrants	$ 1,156					1,156
Stock Issued During Period, Shares, Conversion of Convertible Securities	1,156,381
Stock Repurchased During Period, Shares	445,711
Net (loss)				42,702	(3,256,020)	(3,213,318)
Ending balance, value at Sep. 30, 2023	$ 25,678	84,387,890	$ 1,000	204,549	(62,655,634)	21,963,483
Shares, Outstanding, Ending Balance at Sep. 30, 2023	25,678,290		10,000
Beginning balance, value at Jun. 30, 2023	$ 25,746	84,422,143	$ 1,000	665,056	(62,004,152)	23,109,793
Shares, Outstanding, Beginning Balance at Jun. 30, 2023	25,746,302		10,000
Repurchase stock	$ (68)	(34,253)
[custom:RepurchaseStockShares]	(68,012)
Net (loss)				(460,507)	(651,482)	(1,111,989)
Ending balance, value at Sep. 30, 2023	$ 25,678	$ 84,387,890	$ 1,000	$ 204,549	$ (62,655,634)	$ 21,963,483
Shares, Outstanding, Ending Balance at Sep. 30, 2023	25,678,290		10,000